SHARE CAPITAL (Details 6)	12 Months Ended
	Dec. 31, 2019 CAD ($) yr $ / shares	Dec. 31, 2018 CAD ($) yr $ / shares
Disclosure of classes of share capital [abstract]
Risk-free interest rate	2.20%	1.91%
Share price at grant date	$ 0.36	$ 0.41
Exercise price	$ 0.00	$ 0.00
Expected life | yr	5.00	5.00
Expected volatility	71.86%	70.87%
Forfeiture rate	5.00%	2.64%
Expected dividend yield | $	$ 0	$ 0